First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 118.8%
	Aerospace & Defense – 2.8%
30,992	Airbus SE (b)	$4,139,525
630,522	Babcock International Group PLC (b) (c)	2,329,264
		6,468,789
	Automobiles – 2.2%
32,839	Mercedes-Benz Group AG (b)	2,525,411
138,755	Stellantis N.V. (b)	2,523,437
		5,048,848
	Banks – 6.4%
64,085	BAWAG Group AG (b) (d) (e)	3,112,548
80,814	BNP Paribas S.A. (b)	4,826,017
482,760	ING Groep N.V. (b)	5,732,942
478,591	Intesa Sanpaolo S.p.A. (b)	1,228,277
		14,899,784
	Beverages – 5.3%
144,061	Coca-Cola HBC AG (b)	3,943,700
72,445	Diageo PLC (b)	3,233,197
22,656	Pernod Ricard S.A. (b)	5,130,019
		12,306,916
	Broadline Retail – 1.8%
52,751	Prosus N.V. (b)	4,130,618
	Building Products – 1.8%
74,344	Cie de Saint-Gobain (b)	4,225,981
	Capital Markets – 5.5%
295,188	3i Group PLC (b)	6,152,752
56,728	Amundi S.A. (b) (d) (e)	3,574,380
203,621	St. James’s Place PLC (b)	3,055,430
		12,782,562
	Commercial Services & Supplies – 0.6%
1,763,586	Prosegur Cash S.A. (b) (d) (e)	1,357,141
	Construction Materials – 1.4%
50,473	Holcim AG (b)	3,255,072
	Diversified Telecommunication Services – 3.0%
130,761	Deutsche Telekom AG (b)	3,168,639
318,706	Telenor ASA (b)	3,736,882
		6,905,521
	Electric Utilities – 5.3%
343,678	Enel S.p.A. (b)	2,096,076
437,264	Iberdrola S.A. (b)	5,447,350
217,504	SSE PLC (b)	4,853,352
		12,396,778
	Electrical Equipment – 2.5%
34,436	Schneider Electric SE (b)	5,755,079
	Financial Services – 2.4%
254,681	BFF Bank S.p.A. (b) (d) (e)	2,526,988
1,228,449	M&G PLC (b)	3,010,971
		5,537,959

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Food Products – 4.9%
40,000	Danone S.A. (b)	$2,488,945
73,549	Nestle S.A. (b)	8,967,871
		11,456,816
	Hotels, Restaurants & Leisure – 3.8%
61,952	Sodexo S.A. (b)	6,050,891
78,788	Whitbread PLC (b)	2,910,532
		8,961,423
	Household Durables – 2.1%
140,111	Persimmon PLC (b)	2,175,604
278,206	Vistry Group PLC (b)	2,691,979
		4,867,583
	Insurance – 6.5%
49,701	ASR Nederland N.V. (b)	1,977,599
221,761	AXA S.A. (b)	6,767,610
1,003,590	Direct Line Insurance Group PLC (b)	1,704,863
720,374	Legal & General Group PLC (b)	2,130,585
69,158	NN Group N.V. (b)	2,511,122
		15,091,779
	Machinery – 3.7%
258,971	OC Oerlikon Corp. AG (b)	1,468,431
165,898	Sandvik AB (b)	3,521,317
180,798	Volvo AB, Class B (b)	3,725,642
		8,715,390
	Media – 0.5%
2,701,287	MFE-MediaForEurope N.V., Class A (b)	1,242,631
	Metals & Mining – 5.9%
107,669	Anglo American PLC (b)	3,581,234
254,015	BHP Group Ltd. (b)	8,069,067
30,702	Rio Tinto PLC (b)	2,083,990
		13,734,291
	Multi-Utilities – 3.1%
356,889	National Grid PLC (b)	4,827,640
76,166	Veolia Environnement S.A. (b)	2,350,270
		7,177,910
	Oil, Gas & Consumable Fuels – 6.3%
409,425	Repsol S.A. (b)	6,296,087
58,496	TotalEnergies SE (b)	3,449,142
218,116	Woodside Energy Group Ltd. (b)	4,882,357
		14,627,586
	Paper & Forest Products – 0.9%
62,392	UPM-Kymmene Oyj (b)	2,095,622
	Personal Care Products – 3.0%
135,008	Unilever PLC (b)	6,988,802
	Pharmaceuticals – 17.8%
51,167	AstraZeneca PLC (b)	7,089,410
27,528	Bayer AG (b)	1,758,533

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals (Continued)
160,635	GSK PLC (b)	$2,838,312
78,869	Novartis AG (b)	7,241,636
31,594	Novo Nordisk A.S., Class B (b)	5,017,803
23,279	Roche Holding AG (b)	6,651,802
100,605	Sanofi (b)	10,913,503
		41,510,999
	Professional Services – 4.1%
76,661	Adecco Group AG (b)	2,792,380
207,816	RELX PLC (b)	6,730,523
		9,522,903
	Semiconductors & Semiconductor Equipment – 1.8%
646,495	Alphawave IP Group PLC (b) (c)	939,448
1,337	ASML Holding N.V. (b)	911,096
60,217	Infineon Technologies AG (b)	2,472,823
		4,323,367
	Software – 2.8%
51,567	SAP SE (b)	6,511,393
	Specialty Retail – 0.9%
66,147	Industria de Diseno Textil S.A. (b)	2,222,223
	Textiles, Apparel & Luxury Goods – 3.2%
47,035	Cie Financiere Richemont S.A., Class A (b)	7,542,352
	Tobacco – 3.0%
304,771	Imperial Brands PLC (b)	7,008,417
	Wireless Telecommunication Services – 3.5%
365,976	Tele2 AB, Class B (b)	3,642,586
4,035,972	Vodafone Group PLC (b)	4,452,070
		8,094,656
	Total Common Stocks	276,767,191
	(Cost $293,616,399)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.2%
	Diversified REITs – 2.3%
1,107,517	British Land (The) Co., PLC (b)	5,312,395
	Equity Real Estate Investment Trusts – 0.9%
2,191,821	Hipgnosis Songs Fund (The) Ltd. (b) (d)	2,191,581
	Total Real Estate Investment Trusts	7,503,976
	(Cost $13,916,386)
	Total Investments – 122.0%	284,271,167
	(Cost $307,532,785)

Number of Contracts	Description	Counterparty	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN – (1.4)%
(410)	EURO STOXX 50 Index	SG	$(19,186,652)	€4,150.00	04/21/23	(853,274)
(430)	EURO STOXX 50 Index	SG	(20,122,586)	4,275.00	04/21/23	(430,893)
(430)	EURO STOXX 50 Index	UBS	(20,122,586)	4,300.00	04/21/23	(353,016)
(410)	EURO STOXX 50 Index	UBS	(19,186,652)	4,125.00	05/19/23	(901,740)

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Number of Contracts	Description	Counterparty	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(410)	EURO STOXX 50 Index	SG	$(19,186,652)	€4,150.00	05/19/23	$(817,702)
	Total Call Options Written					(3,356,625)
	(Premiums received $2,176,866)

Outstanding Loans – (31.6)%	(73,705,350)
Net Other Assets and Liabilities – 11.0%	25,788,766
Net Assets – 100.0%	$232,997,958

(a)	All or a portion of these securities are available to serve as collateral for the outstanding loans and call options written.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $284,271,167 or 122.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Counterparty Abbreviations
SG	Societe Generale
UBS	UBS
Currency Exposure Diversification	% of Total Investments
EUR	45.2%
GBP	34.6
CHF	13.3
SEK	3.8
DKK	1.8
NOK	1.3
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
Country Allocation†	% of Total Investments
United Kingdom	31.1%
France	19.5
Switzerland	14.7
Netherlands	8.1
Germany	5.8
Spain	5.4
Australia	4.6
Sweden	3.8
Italy	2.1
Denmark	1.8
Norway	1.3
Austria	1.1
Finland	0.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 276,767,191	$ —	$ 276,767,191	$ —
Real Estate Investment Trusts*	7,503,976	—	7,503,976	—
Total Investments	$ 284,271,167	$—	$ 284,271,167	$—

LIABILITIES TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (3,356,625)	$ —	$ (3,356,625)	$ —

*	See Portfolio of Investments for industry breakout.